FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY            May 10, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $ 1,458,496  (thousands)

List of Other Included Managers:          None






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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp                 COM       091797100   $286,339    3,625,000 SH         SOLE                  3,625,000
RR Donnelley & Sons Co.             COM       257867101    249,798    7,900,000 SH         SOLE                  7,900,000
SPX Corp.                           COM       784635104    245,437    5,670,900 SH         SOLE                  5,670,900
Eaton Corp                          COM       278058102    230,535    3,525,000 SH         SOLE                  3,525,000
Del Monte                           COM       24522P103    165,472   15,250,900 SH         SOLE                 15,250,900
Sonoco Products                     COM       835495102    139,697    4,842,200 SH         SOLE                  4,842,200
Owens Illinois Inc.                 COM       690768403     45,375    1,804,900 SH         SOLE                  1,804,900
New York Times Co.                  CL A      650111107     40,238    1,100,000 SH         SOLE                  1,100,000
Newell Rubbermaid Inc. Com          COM       651229106     30,716    1,400,000 SH         SOLE                  1,400,000
Chiquita Brands International Inc   COM       170032809     14,461      540,000 SH         SOLE                    540,000
Teleflex Inc.                       COM       879369106      9,652      188,600 SH         SOLE                    188,600
Lincoln Electric Co. Holders Inc.   COM       533900106        776       25,800 SH         SOLE                     25,800